ORGANIZATION (Details Narrative)	Dec. 31, 2012	Dec. 31, 2011
Organization Details Narrative
REIT Distribution Threshold for Nontaxation	90.00%
Shares held by Fortress and affiliates in Newcastle	4,900,000
Options held by Fortress and affiliates in Newcastle	9,685,338	5,998,947